Equity - Additional Information (Details) € in Millions				12 Months Ended
	Dec. 29, 2022 shares	Dec. 14, 2022 shares	Dec. 12, 2022 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
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Number of shares issued (in shares)	263,607	5,332,141		0	31,475,691	25,454,969
Public warrants tendered to the company (shares)		21,328,401	21,328,401
Non-tendered public warrants (shares)	1,171,585
RSU vesting (in shares)				826,625	2,094,504	0
Share buy-back during the year (in shares)				775,501	24,993,271	5,886,567
Proceeds from sale or issue of treasury shares | €				€ 2.6
Knuttson Ltd
Text Block [Line Items]
Percentage of significant influence acquired over the group				46.09%	47.54%
Chivers Ltd
Text Block [Line Items]
Percentage of significant influence acquired over the group				19.66%	19.76%